Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Schedule of estimated useful lives of property, equipment and software

Category	Estimated useful lives
Electronic equipment	3-5 years
Office equipment	5 years
Vehicles	3-6 years
Logistics, warehouse and other heavy equipment	5-10 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term
Software	3-5 years
Land	Indefinite
Building	30-40 years
Building improvement	5-10 years

Schedule of estimated useful lives of intangible assets
The estimated useful lives of major intangible assets are as follows:

Category	Estimated useful lives
Non-compete	5-8 years
Domain names and trademarks	5-20 years
Customer relationship	3—10 years
Technology and others	3-10 years